Note 11 - Income Taxes - Components of Tax Expenses (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Current income tax expense	$ 873	$ 462
Deferred income tax recovery	(239)	(2,756)
Provision for (recovery of) income taxes	$ 634	$ (2,294)